Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties - Compensation to the Company's Non-Executive Directors

	For the year ended December 31,
	2021	2020	2019
Directors’ remuneration	145	143	147
Share-based payments (Note 12)	40	40	40
Total	185	183	187

Transactions with Related Parties - Compensation to the Company's Executive Director

	For the year ended December 31,
	2021	2020	2019
Short-term employee benefits	1,216	1,772	224
Total	1,216	1,772	224